Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information [Abstract]
Condensed Statements of Condition
CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2020	2019
Cash and cash equivalents	$4,112	$4,308
Investment in subsidiaries	143,424	134,910
Notes receivable – subsidiaries	1,603	1,963
Other assets	32	48
Total assets	$149,171	$141,229

Liabilities
Notes payable	$3,198	$4,233
Subordinated debentures	8,500	8,500
Other liabilities	1,149	317
Total liabilities	12,847	13,050

Shareholders’ Equity
Total shareholders’ equity	136,324	128,179
Total liabilities and shareholders’ equity	$149,171	$141,229

Condensed Statements of Income
CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2020	2019	2018
Interest on notes	$41	$47	$53
Dividends from subsidiaries	4,125	4,375	4,225

Expenses:
Interest on notes	82	139	185
Interest on subordinated debentures	208	356	330
Operating expenses	344	377	351
Income before income taxes and equity in undistributed earnings of subsidiaries ..	3,532	3,550	3,412
Income tax benefit	121	169	164
Equity in undistributed earnings of subsidiaries	6,606	6,188	8,368
Net Income	$10,259	$9,907	$11,944
Comprehensive Income	$12,167	$12,570	$10,860

Condensed Statements of Cash Flow
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2020	2019	2018
Net Income	$10,259	$9,907	$11,944
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,606)	(6,188)	(8,368)
Common stock issued to ESOP	----	328	295
Change in other assets	16	45	(26)
Change in other liabilities	832	(214)	262
Net cash provided by operating activities	4,501	3,878	4,107

Cash flows from investing activities:
Change in notes receivable	360	1,037	320
Net cash provided by investing activities	360	1,037	320

Cash flows from financing activities:
Change in notes payable	(1,035)	(2,046)	(1,045)
Proceeds from common stock through dividend reinvestment	----	1,407	1,325
Cash dividends paid	(4,022)	(4,000)	(3,967)
Net cash used in financing activities	(5,057)	(4,639)	(3,687)

Cash and cash equivalents:
Change in cash and cash equivalents	(196)	276	740
Cash and cash equivalents at beginning of year	4,308	4,032	3,292
Cash and cash equivalents at end of year	$4,112	$4,308	$4,032